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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: _______
     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Independent Order of Foresters
Address: 789 Don Mills Road
         Toronto, Ontario
         Canada
         M3C 1T9

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Katharine Rounthwaite
Title: SVP, General Counsel, Chief Compliance Officer and Executive Secretary
Phone: 416-467-2579______________

Signature, Place, and Date of Signing:


/s/ Katharine Rounthwaite              Toronto, Ontario, Canada   May 4, 2012
------------------------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
Form 13F Information Table Entry Total:      105
Form 13F Information Table Value Total:  $97,155 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Investors Management Company Inc.
Cramer Rosenthal McGlynn, LLC
Jarislowsky, Fraser Limited

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                           FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- ----------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                  TITLE OF              VALUE  SHRS OR SH/  PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER                     CLASS      CUSIP   (X$1000) PRN AMT PRN CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------- ----------- --------- -------- ------- --- ----- ---------- -------- ------- ------ ----
Ishares Iboxx Investment Grade  Exchange
   Corporate Bond Fund          Traded Fund 464287242   24,576 212,500 SH        SOLE                212,500      0    0
Acadia Realty Trust             REIT        004239109      120   5,345 SH        SOLE                  5,345      0    0
Agree Realty Corp               REIT        008492100      482  21,376 SH        SOLE                 21,376      0    0
Alexander's Inc                 REIT        014752109      266     676 SH        SOLE                    676      0    0
Alexandria Real Estate Equity   REIT        015271109      450   6,150 SH        SOLE                  6,150      0    0
American Assets Trust Inc       REIT        024013104      159   7,000 SH        SOLE                  7,000      0    0
American Campus Communities     REIT        024835100      317   7,087 SH        SOLE                  7,087      0    0
Annaly Capital Management Inc   REIT        035710409       79   5,000 SH        SOLE                  5,000      0    0
Apartments Investment           REIT        03748R101      931  35,262 SH        SOLE                 35,262      0    0
Ashford Hospitality Trust       REIT        044103109       64   7,100 SH        SOLE                  7,100      0    0
Avalonbay Communities Inc       REIT        053484101    1,967  13,928 SH        SOLE                 13,928      0    0
BRE Properties Inc              REIT        05564E106      475   9,400 SH        SOLE                  9,400      0    0
Biomed Realty Trust Inc         REIT        09063H107      564  29,700 SH        SOLE                 29,700      0    0
Boston Properties Inc           REIT        101121101    2,293  21,859 SH        SOLE                 21,859      0    0
Brandywine Realty Trust         REIT        105368203      558  48,592 SH        SOLE                 48,592      0    0
CBL & Associates Properties     REIT        124830100    1,475  77,962 SH        SOLE                 77,962      0    0
Camden Property Trust           REIT        133131102    1,046  15,902 SH        SOLE                 15,902      0    0
CapLease Inc                    REIT        140288101      927 230,558 SH        SOLE                230,558      0    0
Cedar Shopping Centers Inc      REIT        150602209       40   7,800 SH        SOLE                  7,800      0    0
Cogdell Spencer Inc             REIT        19238U107       61  14,473 SH        SOLE                 14,473      0    0
Colonial Properties Trust       REIT        195872106      241  11,098 SH        SOLE                 11,098      0    0
Commonwealth Reit               REIT        203233101      415  22,299 SH        SOLE                 22,299      0    0
Corporate Office Properties     REIT        22002T108      223   9,588 SH        SOLE                  9,588      0    0
Cousins Properties Inc          REIT        222795106       85  11,191 SH        SOLE                 11,191      0    0
Cubesmart                       REIT        229663109      203  17,100 SH        SOLE                 17,100      0    0
DCT Industrial Trust Inc        REIT        233153105      160  27,100 SH        SOLE                 27,100      0    0
Ddr Corp                        REIT        23317H102      713  48,964 SH        SOLE                 48,964      0    0
Diamondrock Hospitality Co      REIT        252784301      105  10,179 SH        SOLE                 10,179      0    0
Digital Realty Trust  Inc       REIT        253868103    1,131  15,300 SH        SOLE                 15,300      0    0
Douglas Emmett Inc              REIT        25960P109      264  11,600 SH        SOLE                 11,600      0    0
Duke Realty Corp                REIT        264411505      822  57,315 SH        SOLE                 57,315      0    0
DuPont Fabros Technology Inc    REIT        26613Q106      342  14,000 SH        SOLE                 14,000      0    0
EastGroup Properties Inc        REIT        277276101      156   3,100 SH        SOLE                  3,100      0    0
Education Realty Trust  Inc     REIT        28140H104       46   4,200 SH        SOLE                  4,200      0    0
Equity Lifestyle Properties     REIT        29472R108      568   8,153 SH        SOLE                  8,153      0    0
Equity One Inc                  REIT        294752100      127   6,270 SH        SOLE                  6,270      0    0
Equity Residential Props Trust  REIT        29476L107    3,263  52,126 SH        SOLE                 52,126      0    0
Essex Property Trust Inc        REIT        297178105      313   2,070 SH        SOLE                  2,070      0    0
Excel Trust Inc                 REIT        30068C109      126  10,400 SH        SOLE                 10,400      0    0
Extra Space Storage Inc         REIT        30225T102      328  11,400 SH        SOLE                 11,400      0    0
Federal Realty Invs Trust       REIT        313747206      669   6,907 SH        SOLE                  6,907      0    0
Felcor Lodging Trust Inc        REIT        31430F101       38  10,500 SH        SOLE                 10,500      0    0
First Industrial Realty Tr      REIT        32054K103      147  11,900 SH        SOLE                 11,900      0    0
First Potomac Realty Trust      REIT        33610F109      446  36,900 SH        SOLE                 36,900      0    0
Franlklin Street Properties     REIT        35471R106      232  21,914 SH        SOLE                 21,914      0    0
General Growth Properties       REIT        370023103      353  20,797 SH        SOLE                 20,797      0    0
Glimcher Realty Trust           REIT        379302102        2     200 SH        SOLE                    200      0    0
Government Properties Income    REIT        38376A103      357  14,800 SH        SOLE                 14,800      0    0
HCP Inc                         REIT        40414L109    2,644  67,050 SH        SOLE                 67,050      0    0
Healthcare Realty Trust Inc     REIT        421946104      156   7,100 SH        SOLE                  7,100      0    0
Health Care Reit Inc            REIT        42217K106    1,118  20,353 SH        SOLE                 20,353      0    0
Hersha Hospitality Trust        REIT        427825104      137  25,000 SH        SOLE                 25,000      0    0
Highwood Properties Inc         REIT        431284108      400  12,000 SH        SOLE                 12,000      0    0
Home Properties Inc             REIT        437306103      913  14,960 SH        SOLE                 14,960      0    0
Hospitality Properties Trust    REIT        44106M102    1,201  45,354 SH        SOLE                 45,354      0    0
Host Hotels & Resorts Inc       REIT        44107P104    1,753 106,848 SH        SOLE                106,848      0    0
ISTAR FINANCIAL INC             REIT        45031U101        2     216 SH        SOLE                    216      0    0

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
Inland Real Estate Corp         REIT        457461200      387  43,600 SH        SOLE                 43,600      0    0
Investors Real Estate Trust     REIT        461730103      246  32,000 SH        SOLE                 32,000      0    0
Kilroy Realty Corp              REIT        49427F108      106   2,280 SH        SOLE                  2,280      0    0
Kimco Realty Corp               REIT        49446R109    1,363  70,809 SH        SOLE                 70,809      0    0
Kite Realty Group Trust         REIT        49803T102       62  11,700 SH        SOLE                 11,700      0    0
LTC Properties Inc              REIT        502175102      331  10,356 SH        SOLE                 10,356      0    0
LaSalle Hotel Properties        REIT        517942108      425  15,100 SH        SOLE                 15,100      0    0
Lexington Realty Trust          REIT        529043101    1,563 173,820 SH        SOLE                173,820      0    0
Liberty Property Trust          REIT        531172104    1,005  28,150 SH        SOLE                 28,150      0    0
The Macerich Co                 REIT        554382101      713  12,343 SH        SOLE                 12,343      0    0
Mack-Cali Realty Corporation    REIT        554489104      838  29,100 SH        SOLE                 29,100      0    0
Medical Properties Trust Inc    REIT        58463J304      292  31,500 SH        SOLE                 31,500      0    0
Mid-America Apartment Comm Inc  REIT        59522J103      656   9,800 SH        SOLE                  9,800      0    0
Mission West Properties Inc     REIT        605203108       87   8,800 SH        SOLE                  8,800      0    0
Monmouth REIT Class A           REIT        609720107      177  18,180 SH        SOLE                 18,180      0    0
Natl Health Investors Inc       REIT        63633D104       44     900 SH        SOLE                    900      0    0
National Retail Properties      REIT        637417106      125   4,600 SH        SOLE                  4,600      0    0
Omega Healthcare Investors      REIT        681936100      815  38,300 SH        SOLE                 38,300      0    0
One Liberty Properties Inc      REIT        682406103    1,748  95,449 SH        SOLE                 95,449      0    0
PS Business Parks Inc CA        REIT        69360J107      347   5,308 SH        SOLE                  5,308      0    0
Parkway Properties Inc          REIT        70159Q104      428  40,852 SH        SOLE                 40,852      0    0
Penn Real Estate Invest Trust   REIT        709102107      141   9,224 SH        SOLE                  9,224      0    0
Piedmont Office Realty Trust    REIT        720190206      871  49,044 SH        SOLE                 49,044      0    0
Post Properties Inc             REIT        737464107      242   5,170 SH        SOLE                  5,170      0    0
Prologis Inc                    REIT        74340W103    1,344  37,323 SH        SOLE                 37,323      0    0
Public Storage Inc              REIT        74460D109    2,997  21,710 SH        SOLE                 21,710      0    0
Ramco Gerhenson Properties      REIT        751452202      111   9,050 SH        SOLE                  9,050      0    0
Regency Centers Corp            REIT        758849103      590  13,271 SH        SOLE                 13,271      0    0
Rouse Properties Inc            REIT        779287101       74   5,461 SH        SOLE                  5,461      0    0
SL Green                        REIT        78440X101      986  12,721 SH        SOLE                 12,721      0    0
Sabra Health Care Reit Inc      REIT        78573L106      615  37,400 SH        SOLE                 37,400      0    0
Saul Centers Inc                REIT        804395101      161   4,000 SH        SOLE                  4,000      0    0
Senior Housing Prop Trust       REIT        81721M109    1,385  62,800 SH        SOLE                 62,800      0    0
Simon Property Group Inc        REIT        828806109    7,654  52,546 SH        SOLE                 52,546      0    0
Sovran Self Storage Inc         REIT        84610H108      562  11,270 SH        SOLE                 11,270      0    0
Summit Hotel Properties Inc     REIT        866082100      158  20,800 SH        SOLE                 20,800      0    0
Sun Communities Inc             REIT        866674104       45   1,050 SH        SOLE                  1,050      0    0
Sunstone Hotel Investors Inc    REIT        867892101       71   7,328 SH        SOLE                  7,328      0    0
Tanger Factory Outlet Centers   REIT        875465106      441  14,820 SH        SOLE                 14,820      0    0
Taubman Centers Inc             REIT        876664103      623   8,543 SH        SOLE                  8,543      0    0
Terreno Realty Corp             REIT        88146M101       59   4,131 SH        SOLE                  4,131      0    0
UDR  Inc                        REIT        902653104      721  26,988 SH        SOLE                 26,988      0    0
Universal Health Realty Income  REIT        91359E105       51   1,300 SH        SOLE                  1,300      0    0
Ventas Inc                      REIT        92276F100    3,308  57,915 SH        SOLE                 57,915      0    0
Vornado Realty Trust            REIT        929042109    4,189  49,715 SH        SOLE                 49,715      0    0
Washington Real Estate Inv      REIT        939653101      401  13,500 SH        SOLE                 13,500      0    0
Weingarten Realty Invst         REIT        948741103      529  19,998 SH        SOLE                 19,998      0    0
Winthrop Realty Trust           REIT        976391300       19   1,601 SH        SOLE                  1,601      0    0